Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Events After the Reporting Period
Events After the Reporting Period

(G.8) Events After the Reporting Period

New Share Repurchase Program

Following SAP’s strong free cash flow generation, the Executive Board and the Supervisory Board authorized a new share repurchase program with a volume of up to €10 billion. The program started in February 2026 and is expected to be completed by the end of 2027. The program was implemented based on the authorization granted by the Annual General Meeting of SAP SE on May 11, 2023, and in compliance with the restrictions set forth therein.